Supplemental Financial Information	12 Months Ended
Dec. 31, 2020
35. Supplemental Financial Information
Supplemental Financial Information

35. SUPPLEMENTAL FINANCIAL INFORMATION

On June 16, 2016, Emera US Finance LP, (in such capacity, the “Issuer”), issued $3.25 billion USD senior unsecured notes (“U.S. Notes”). The U.S. Notes are fully and unconditionally guaranteed, on a joint and several basis, by Emera (in such capacity, the “Parent Company”) and Emera US Holdings Inc. (in such capacity, the “Guarantor Subsidiaries”). Emera owns, directly or indirectly, all of the limited and general partnership interests in Emera US Finance LP.

The following condensed consolidated financial statements present the results of operations, financial position and cash flows of the Parent Company, Subsidiary Issuer, Guarantor Subsidiaries and all other Non-guarantor Subsidiaries independently and on a consolidated basis.

Our guarantors were not determined using geographic, service line or other similar criteria, and as a result, the “Parent”, “Subsidiary Issuer”, “Guarantor Subsidiaries” and “Non-guarantor Subsidiaries” columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for guarantor reporting.

Emera Incorporated

Condensed Consolidated Statements of Income

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
For the year ended December 31, 2020
Operating revenues	$(1)	$-	$3,456	$2,070	$(19)	$5,506
Operating expenses	51	-	2,640	1,688	(20)	4,359
Income (loss) from equity investments and subsidiaries	1,049	-	1	147	(1,048)	149
Other income (expenses), net	20	-	687	1	-	708
Interest expense, net (1)	48	(37)	448	220	-	679
Income (loss) before provision for income taxes	969	37	1,056	310	(1,047)	1,325
Income tax expense (recovery)	(14)	(1)	348	7	1	341
Net income (loss)	983	38	708	303	(1,048)	984
Non-controlling interest in subsidiaries	-	-	-	-	1	1
Preferred stock dividends	45	-	-	1	(1)	45
Net income (loss) attributable to common shareholders	$938	$38	$708	$302	$(1,048)	$938
Comprehensive income (loss) of Emera Incorporated	$809	$35	$575	$257	$(867)	$809

For the year ended December 31, 2019
Operating revenues	$-	$-	$4,125	$2,029	$(43)	$6,111
Operating expenses	31	-	3,084	1,695	(42)	4,768
Income (loss) from equity investments and subsidiaries	753	-	2	151	(752)	154
Other income (expenses), net	21	-	22	(11)	(20)	12
Interest expense, net (1)	75	(40)	481	222	-	738
Income (loss) before provision for income taxes	668	40	584	252	(773)	771
Income tax expense (recovery)	(40)	11	60	30	-	61
Net income (loss)	708	29	524	222	(773)	710
Non-controlling interest in subsidiaries	-	-	-	-	2	2
Preferred stock dividends	45	-	19	3	(22)	45
Net income (loss) attributable to common shareholders	$663	$29	$505	$219	$(753)	$663
Comprehensive income (loss) of Emera Incorporated	$465	$14	$102	$205	$(321)	$465
(1) Interest expense is net of interest revenue.

Emera Incorporated

Condensed Consolidated Balance Sheets

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2020
Assets
Current assets	$121	$10	1,216	$1,010	$(179)	$2,178
Property, plant and equipment	21	-	14,356	5,164	(6)	19,535
Other assets
Regulatory assets	-	-	520	899	-	1,419
Goodwill	3	-	5,648	69	-	5,720
Other long-term assets	12,522	4,591	130	3,254	(18,115)	2,382
Total other assets	12,525	4,591	6,298	4,222	(18,115)	9,521
Total assets	$12,667	$4,601	$21,870	$10,396	$(18,300)	$31,234

Liabilities and Equity
Current liabilities	$554	$2,024	$4,121	$723	$(2,547)	$4,875
Long-term liabilities
Long-term debt	2,210	2,513	4,026	3,590	-	12,339
Deferred income taxes	-	2	852	761	14	1,629
Regulatory liabilities	-	-	1,747	85	-	1,832
Other long-term liabilities	700	-	4,510	1,666	(5,555)	1,321
Total long-term liabilities	2,910	2,515	11,135	6,102	(5,541)	17,121
Total Emera Incorporated equity	9,203	62	6,614	3,550	(10,225)	9,204
Non-controlling interest in subsidiaries	-	-	-	21	13	34
Total equity	9,203	62	6,614	3,571	(10,212)	9,238
Total liabilities and equity	$12,667	$4,601	$21,870	$10,396	$(18,300)	$31,234

As at December 31, 2019
Assets
Current assets	$96	$27	1,486	$1,171	$(294)	$2,486
Property, plant and equipment	23	-	13,099	5,040	5	18,167
Other assets
Regulatory assets	-	-	519	912	-	1,431
Goodwill	3	-	5,762	70	-	5,835
Other long-term assets	11,994	3,856	1,739	3,289	(16,955)	3,923
Total other assets	11,997	3,856	8,020	4,271	(16,955)	11,189
Total assets	$12,116	$3,883	$22,605	$10,482	$(17,244)	$31,842

Liabilities and Equity
Current liabilities	$542	$12	$3,699	$992	$(1,079)	$4,166
Long-term liabilities
Long-term debt	2,978	3,534	8,829	4,547	(6,209)	13,679
Deferred income taxes	-	3	515	767	-	1,285
Regulatory liabilities	-	-	1,793	93	-	1,886
Other long-term liabilities	38	-	1,697	511	(21)	2,225
Total long-term liabilities	3,016	3,537	12,834	5,918	(6,230)	19,075
Total Emera Incorporated equity	8,558	334	6,072	3,551	(9,949)	8,566
Non-controlling interest in subsidiaries	-	-	-	21	14	35
Total equity	8,558	334	6,072	3,572	(9,935)	8,601
Total liabilities and equity	$12,116	$3,883	$22,605	$10,482	$(17,244)	$31,842

Emera Incorporated
Condensed Consolidated Statements of Cash Flows

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2020
Net cash provided by (used in) by operating activities	$365	$36	$1,277	$486	$(527)	$1,637
Investing activities
Additions to property, plant and equipment	(1)	-	(2,150)	(472)	-	(2,623)
Proceeds on disposal of assets	-	-	1,401	-	-	1,401
Other investing activities	(118)	265	546	100	(795)	(2)
Net cash provided by (used in) investing activities	(119)	265	(203)	(372)	(795)	(1,224)
Financing activities
Change in short-term debt, net	(6)	-	107	(5)	-	96
Proceeds from long-term debt	-	-	173	429	(174)	428
Retirement of long-term debt	-	-	(705)	(87)	279	(513)
Net borrowings (repayments) under committed credit facilities	(82)	-	8	(157)	28	(203)
Issuance of common and preferred stock	285	(241)	(3)	53	191	285
Dividends paid	(454)	(66)	(80)	(379)	525	(454)
Other financing activities	(18)	(4)	(494)	32	473	(11)
Net cash provided by (used in) financing activities	(275)	(311)	(994)	(114)	1,322	(372)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	18	(8)	(70)	(1)	-	(61)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(11)	(18)	10	(1)	-	(20)
Cash, cash equivalents, and restricted cash, beginning of year	1	19	87	167	-	274
Cash, cash equivalents, restricted cash and assets held for sale,end of year	$(10)	$1	$97	$166	$-	$254

Emera Incorporated
Condensed Consolidated Statements of Cash Flows (Continued)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2019
Net cash provided by (used in) operating activities	$133	$33	$1,100	$279	$(20)	$1,525
Investing activities
Additions to property, plant and equipment	(2)	-	(1,973)	(520)	-	(2,495)
Net purchase of investments subject to significant influence	-	-	(3)	-	-	(3)
Proceeds on disposal of assets significant influence and held-for-trading common shares	-	-	818	57	-	875
Other investing activities	(402)	595	774	(1)	(960)	6
Net cash provided by (used in) investing activities	(404)	595	(384)	(464)	(960)	(1,617)
Financing activities
Change in short-term debt, net	399	-	(9)	23	-	413
Proceeds from long-term debt	-	-	(6)	552	520	1,066
Retirement of long-term debt	(225)	(664)	(65)	(166)	17	(1,103)
Net borrowings (repayments) under committed credit facilities	146	-	(11)	(225)	(28)	(118)
Issuance of common and preferred stock	203	-	(620)	58	562	203
Dividends paid	(423)	-	(19)	(138)	157	(423)
Other financing activities	(1)	-	138	87	(248)	(24)
Net cash provided by (used in) financing activities	99	(664)	(592)	191	980	14
Effect of exchange rate changes on cash, cash equivalents and restricted cash	147	(3)	(141)	(23)	-	(20)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(25)	(39)	(17)	(17)	-	(98)
Cash, cash equivalents and restricted cash, beginning of year	20	58	104	190	-	372
Cash, cash equivalents and restricted cash, end of year	$(5)	$19	$87	$173	$-	$274